March 28, 2016

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Virtus Opportunities Trust

CIK 0001005020

(File No. 811-07455)

Ladies and Gentlemen:

Pursuant to the Securities Exchange Act of 1934, as amended, and Rule 14a-6 thereunder, enclosed for filing electronically is the preliminary proxy statement on Schedule 14A of Virtus Opportunities Trust, on behalf of the Virtus Emerging Markets Equity Income Fund and Virtus Essential Resources Fund.

Any questions or comments with respect to the filing referenced above may be directed to the undersigned at (202) 775-1237.

Very truly yours,

/s/ Thomas M. Ahmadifar

Thomas M. Ahmadifar

Enclosures

cc:	Kevin J. Carr, Esq.
Ann Flood